SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment losses	¥ 0	¥ 0	¥ 0